Investment Strategy	Aug. 24, 2026
Pacer Metaurus High Income Autocallable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non-diversified, actively managed exchange-traded fund (“ETF”) that, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in unfunded total return swaps (“Swap Agreements”) that provide exposure to the Autocallable Index (the “80% Policy”). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the theoretical portfolio of Autocallables, the “Index Portfolio”). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in a broad based equity index), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time. “Unfunded” means that no payment is required by either party at the initiation of the swap. The Fund also will post margin and maintain eligible collateral for such swaps. For purposes of compliance with the 80% Policy, derivative instruments will be valued at their notional value.
Pacer Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser, and Metaurus Advisors LLC (“Metaurus” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.
The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as unfunded Swap Agreements to gain exposure to the performance of the Autocallable Index.
The Fund intends to make periodic distributions to investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of up to 52 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Index Portfolio Characteristics”.
The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the Metaurus US Large Cap VolPathSM Index, a rules-based systematic index (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund’s portfolio will be comprised of Swap Agreements, U.S. Treasuries, cash, cash equivalents, “box spreads” (or similar instruments). In order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in U.S. Treasury Securities and cash equivalents, such as commercial paper, money market instruments, bank certificates of deposit and banker’s acceptances.
The Underlying Reference Index provides volatility adjusted exposure to equity futures contracts rebalanced daily. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures.
Each synthetic Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the synthetic Autocallable will automatically mature (i.e., autocalled). The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.
Each synthetic Autocallable is subject to a six-month non-callable period from the date of issuance (the “Non-Callable Period”). Each synthetic Autocallable incorporates a principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the synthetic Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocallable Index, and in turn investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while synthetic Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.
The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.
The Fund will also utilize “box spreads” that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”). A Box Spread is an offsetting set of options, which may include Flexible Exchange Options (“FLEX Options”).
The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary that engages in investment activities in securities or other assets (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements.
Total Return Swaps
A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund’s portfolio.
The Fund’s unfunded total return swap agreements will be entered into with one or more major financial institutions for a specified period ranging from one day to more than one year, whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Autocallable Index. The Fund’s Swap Agreements are “unfunded” because the Fund does not make an upfront payment to the counterparty. Rather, the Fund and counterparty agree to exchange the total economic return of the Autocallable Index while the Fund provides a separate collateral basket to the counterparty. Unfunded total return swaps allow the Fund to gain economic exposure to the Autocallable Index without owning it directly or committing the full notional amount at the time the swap is entered into. The Fund expects to obtain exposure to the Autocallable Index through these unfunded total return swap agreements with a limited number of counterparties and will likely enter into swap agreements related to the Autocallable Index with a limited number of counterparties for the foreseeable future.
Box Spreads
Box Spreads consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options' reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options' reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. Box Spreads are expected to have return characteristics similar to cash equivalents.
FLEX Options
Flexible Exchange® Options (“FLEX Options”) are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” with the goal of protecting clearing members and options traders from counterparty risk. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the SPDR® S&P 500® ETF Trust (“SPY”) will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between SPY’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), and may sell (i.e., write) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment) and put options (giving the Fund the obligation to receive shares of SPY or a cash payment) in instances where it is deemed necessary or desirable to construct the Box Spread. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options. The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.
Investment Structure Overview
The Fund’s investment approach centers on gaining exposure to a theoretical diversified portfolio of up to 52 synthetic Autocallables using one or more Swap Agreements that reference the Autocallable Index. Each of these Autocallables is linked to the performance of the Underlying Reference Index, which provides volatility-adjusted exposure to futures contracts.
The returns are based on certain pre-defined payout and return characteristics described in more detail in the section below entitled “Index Portfolio Characteristics”. Each Autocallable’s return profile will be linked to the Underlying Reference Index as a whole and does not look-through to the individual constituents of such index.
Index Portfolio Characteristics
The Fund provides investors with exposure to an index which is designed to reflect the aggregate total return of a theoretical portfolio of up to 52 synthetic Autocallables. Each synthetic Autocallable in the Index Portfolio may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:
•fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below), but below the Autocallable Barrier on prior observation dates; or
•as part of the Autocallables’ return, the Autocallable Index, and in turn the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.
Parameters
Each synthetic Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):
•5-year tenor (Maturity);
•6-month initial Non-Callable Period from the date of issuance;
•U.S. Dollar denomination;
•70% Maturity Barrier (observed at maturity);
•70% Coupon Barrier (observed monthly);
•Observation Dates: The Autocallable Barrier and Coupon Barrier are assessed monthly. The Maturity Barrier is assessed only on the final maturity date;
•Contingent Coupon Payment. Predetermined date on which the level of the Underlying Reference Index is compared to the Coupon Barrier. Coupon levels determined by prevailing market conditions with reference to a US equity quantitative index at the time a given Autocallable is added to the Index Portfolio; and
•Direct link to the performance of the Underlying Reference Index.
Each Autocallable in the Index Portfolio has three main components:
•Call Feature. Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called (i.e., mature early) prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.
•Contingent Coupon. A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. A coupon memory feature will apply where any missed coupons between the last Observation Date where a coupon was paid and the current monthly Observation Date are paid together if the performance of the Underlying Reference Index is at or above the Coupon Barrier.
•Contingent Principal Protection. If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.
The underlying Index Portfolio will be employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.
To efficiently gain exposure to this theoretical diversified portfolio of synthetic Autocallables, the Fund uses Swap Agreements with Swap Counterparties and the Autocallable Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See the “Underlying Reference Index”).

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	70% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	70% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier.	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier.	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier.	Monthly

Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined.	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.
With regard to the Maturity Barrier, it should be noted that if on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocallable Index and, in turn, the Fund.
For example, noting the Maturity Barrier for an Autocallable is a hypothetical 60% of the level of an Underlying Reference Index as of the date the synthetic Autocallable is issued:
•if such Underlying Reference Index of such Autocallable falls by only 10% (i.e., to 90% of the level it was when the Autocallable was issued and which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;
•on the other hand, if such Underlying Reference Index falls by 45% (i.e., to 55% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then at maturity the amount of principal to be repaid will have fallen by 45%.
As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocallable Index and, in turn, the Fund.
Portfolio Management and Rebalancing
The Autocallable Index is managed through a systematic process, and the Fund gains exposure to the Autocallable Index through the use of Swap Agreements. The underlying Index Portfolio will be employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining consistent exposure to a theoretical portfolio of up to 52 synthetic Autocallables. Furthermore, by gaining exposure, via the Autocallable Index, to the total return of up to 52 Autocallables with staggered entry points, the Fund creates a theoretical diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially lower overall portfolio volatility.
While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser and/or Sub-Adviser actively oversee the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements.
The Underlying Reference Index
Key characteristics of the Underlying Reference Index include:
•Volatility Target: Maintains a predetermined volatility target of 40%, which is designed to create a more consistent risk profile across varying market conditions. The Underlying Reference Index looks back at two defined observation periods for volatility measurement.
•Dynamic Exposure Adjustment: Calculates exposure to E-mini S&P 500 futures contracts based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 4x (400%). Exposure is implemented via E-mini S&P 500 futures contracts.
•Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 4% per annum, which is applied daily to the Index value. This daily decrement equals the 4% annual rate divided by 360 days (approximately 1.1 basis points per day) and is subtracted from the Underlying Reference Index return regardless of the actual dividends paid by the constituent securities. In addition, the Underlying Reference Index is subject to notional financing costs and transaction costs. These costs, together with the Decrement, reduce the value of the Underlying Reference Index and may diminish positive returns or increase negative returns over time.
The Underlying Reference Index is subject to the following imputed costs that are applied to the index value, deducted daily: (1) a notional financing cost of 0.10% per annum on the S&P 500 Index futures that comprise the Underlying Reference Index, (2) a fixed synthetic dividend, or return decrement, of 4% per annum, and (3) a transaction cost 0.01% on the change in its notional exposure to the S&P 500 Index futures that comprise the Underlying Reference Index. The Underlying Reference Index is intended to be an excess return index, and not a total return index. The annualized notional financing spread is an approximation of establishing notional exposure to the S&P 500 Index through the futures contracts. The 4% per annum return decrement is further subtracted from the return of the Underlying Reference Index regardless of the actual dividends paid by the constituent securities of the S&P 500. The transaction cost is meant to reflect the bid/ask cost incurred daily in adjusting the Underlying Reference Index's notional exposure to the S&P 500 futures. These costs will reduce the performance of the Underlying Reference Index and may offset, in whole or in part, positive returns of the S&P 500 futures while increasing the impact of negative returns. As a result, even during periods when the S&P 500 futures generate little or no return, the value of the Underlying Reference Index is expected to decline as these costs are deducted on an ongoing basis.
Autocallable Index Methodology
The Autocallable Index is designed to reflect the performance of a theoretical portfolio of synthetic Autocallables (the “Autocallables” which have the Metaurus US Large Cap VolPathSM Index as the reference underlying asset). The Autocallables in the theoretical portfolio follow predetermined terms including a five-year maturity period from issue date, a six-month non-call period from the issue date, and coupon payments every month. Each autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and certain principal and coupon barrier percentages. The Autocallable Index provider’s pricing model determines the present value of these synthetic securities accounting for prevailing market conditions and contemplates the reinvestment of cash flows.
The underlying Index Portfolio will be employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. The Index is calculated daily and is denominated in U.S. Dollars with the Index Base Value set at 100.
The Index is composed of a theoretical portfolio of autocallable securities with the following characteristics:

Specification	Autocallable Index
Underlying Reference Index	Metaurus US Large Cap VolPathSM Index
Maturity Date	5 years from the Issue Date
Non-Call Period	6 months from the Issue Date
Coupon Dates	Monthly from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	70%
Coupon Barrier Percentage	70%

Pacer Metaurus Enhanced Core Income Autocallable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Pacer Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser, and Metaurus Advisors LLC (“Metaurus” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.
The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as unfunded Swap Agreements to gain exposure to the performance of the Autocallable Index.
The Fund intends to make periodic distributions to investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of up to 52 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Index Portfolio Characteristics”.
The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, is contingent and with respect to principal value at maturity, based on the performance of the Metaurus US Large Cap VolPathSM Index, a rules-based systematic index (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund’s portfolio will be comprised of Swap Agreements, U.S. Treasuries, cash, cash equivalents, “box spreads” (or similar instruments). In order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in U.S. Treasury Securities and cash equivalents, such as commercial paper, money market instruments, bank certificates of deposit and banker’s acceptances.
The Underlying Reference Index provides volatility adjusted exposure to equity futures contracts rebalanced daily. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures.
Each synthetic Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the synthetic Autocallable will automatically mature (i.e., autocalled). The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.
Each synthetic Autocallable is subject to a six-month non-callable period from the date of issuance (the “Non-Callable Period”). Each synthetic Autocallable incorporates a principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the synthetic Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocallable Index, and in turn investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while synthetic Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.
The Fund’s exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.
The Fund will also utilize “box spreads” that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”). A Box Spread is an offsetting set of options, which may include Flexible Exchange Options (“FLEX Options”).
The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary that engages in investment activities in securities or other assets (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements.
Total Return Swaps
A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund’s portfolio.
The Fund’s unfunded total return swap agreements will be entered into with one or more major financial institutions for a specified period ranging from one day to more than one year, whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Autocallable Index. The Fund’s Swap Agreements are “unfunded” because the Fund does not make an upfront payment to the counterparty. Rather, the Fund and counterparty agree to exchange the total economic return of the Autocallable Index while the Fund provides a separate collateral basket to the counterparty. Unfunded total return swaps allow the Fund to gain economic exposure to the Autocallable Index without owning it directly or committing the full notional amount at the time the swap is entered into. The Fund expects to obtain exposure to the Autocallable Index through these unfunded total return swap agreements with a limited number of counterparties and will likely enter into swap agreements related to the Autocallable Index with a limited number of counterparties for the foreseeable future.
Box Spreads
Box Spreads consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options' reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options' reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. Box Spreads are expected to have return characteristics similar to cash equivalents.
FLEX Options
Flexible Exchange® Options (“FLEX Options”) are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” with the goal of protecting clearing members and options traders from counterparty risk. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the SPDR® S&P 500® ETF Trust (“SPY”) will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between SPY’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), and may sell (i.e., write) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment) and put options (giving the Fund the obligation to receive shares of SPY or a cash payment) in instances where it is deemed necessary or desirable to construct the Box Spread. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options. The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.
Investment Structure Overview
The Fund’s investment approach centers on gaining exposure to a theoretical diversified portfolio of up to 52 synthetic Autocallables using one or more Swap Agreements that reference the Autocallable Index. Each of these Autocallables is linked to the performance of the Underlying Reference Index, which provides volatility-adjusted exposure to futures contracts.
The returns are based on certain pre-defined payout and return characteristics described in more detail in the section below entitled “Index Portfolio Characteristics”. Each Autocallable’s return profile will be linked to the Underlying Reference Index as a whole and does not look-through to the individual constituents of such index.
Index Portfolio Characteristics
The Fund provides investors with exposure to an index which is designed to reflect the aggregate total return of a theoretical portfolio of up to 52 synthetic Autocallables. Each synthetic Autocallable in the Index Portfolio may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:
•fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below), but below the Autocallable Barrier on prior observation dates; or
•as part of the Autocallables’ return, the Autocallable Index, and in turn the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.
Parameters
Each synthetic Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):
•5-year tenor (Maturity);
•6-month initial Non-Callable Period from the date of issuance;
•U.S. Dollar denomination;
•50% Maturity Barrier (observed at maturity);
•50% Coupon Barrier (observed monthly);
•Observation Dates: The Autocallable Barrier and Coupon Barrier are assessed monthly. The Maturity Barrier is assessed only on the final maturity date;
•Contingent Coupon Payment. Predetermined date on which the level of the Underlying Reference Index is compared to the Coupon Barrier. Coupon levels determined by prevailing market conditions with reference to a US equity quantitative index at the time a given Autocallable is added to the Index Portfolio; and
•Direct link to the performance of the Underlying Reference Index.
Each Autocallable in the Index Portfolio has three main components:
•Call Feature. Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called (i.e., mature early) prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.
•Contingent Coupon. A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. A coupon memory feature will apply where any missed coupons between the last Observation Date where a coupon was paid and the current monthly Observation Date are paid together if the performance of the Underlying Reference Index is at or above the Coupon Barrier.
•Contingent Principal Protection. If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.
The underlying Index Portfolio will be employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.
To efficiently gain exposure to this theoretical diversified portfolio of synthetic Autocallables, the Fund uses Swap Agreements with Swap Counterparties and the Autocallable Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See the “Underlying Reference Index”).

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	50% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	50% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier.	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier.	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier.	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined.	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.
Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.
With regard to the Maturity Barrier, it should be noted that if on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocallable Index and, in turn, the Fund.
For example, noting the Maturity Barrier for an Autocallable is a hypothetical 60% of the level of an Underlying Reference Index as of the date the synthetic Autocallable is issued:
•if such Underlying Reference Index of such Autocallable falls by only 10% (i.e., to 90% of the level it was when the Autocallable was issued and which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;
•on the other hand, if such Underlying Reference Index falls by 45% (i.e., to 55% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then at maturity the amount of principal to be repaid will have fallen by 45%.
As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocallable Index and, in turn, the Fund.
Portfolio Management and Rebalancing
The Autocallable Index is managed through a systematic process, and the Fund gains exposure to the Autocallable Index through the use of Swap Agreements. The underlying Index Portfolio will be employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining consistent exposure to a theoretical portfolio of up to 52 synthetic Autocallables. Furthermore, by gaining exposure, via the Autocallable Index, to the total return of up to 52 Autocallables with staggered entry points, the Fund creates a theoretical diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially lower overall portfolio volatility.
While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser and/or Sub-Adviser actively oversee the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements.
The Underlying Reference Index
Key characteristics of the Underlying Reference Index include:
•Volatility Target: Maintains a predetermined volatility target of 40%, which is designed to create a more consistent risk profile across varying market conditions. The Underlying Reference Index looks back at two defined observation periods for volatility measurement.
•Dynamic Exposure Adjustment: Calculates exposure to E-mini S&P 500 futures contracts based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 4x (400%). Exposure is implemented via E-mini S&P 500 futures contracts.
•Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 4% per annum, which is applied daily to the Index value. This daily decrement equals the 4% annual rate divided by 360 days (approximately 1.1 basis points per day) and is subtracted from the Underlying Reference Index return regardless of the actual dividends paid by the constituent securities. In addition, the Underlying Reference Index is subject to notional financing costs and transaction costs. These costs, together with the Decrement, reduce the value of the Underlying Reference Index and may diminish positive returns or increase negative returns over time.
The Underlying Reference Index is subject to the following imputed costs that are applied to the index value, deducted daily: (1) a notional financing cost of 0.10% per annum on the S&P 500 Index futures that comprise the Underlying
Reference Index, (2) a fixed synthetic dividend, or return decrement, of 4% per annum, and (3) a transaction cost 0.01% on the change in its notional exposure to the S&P 500 Index futures that comprise the Underlying Reference Index. The Underlying Reference Index is intended to be an excess return index, and not a total return index. The annualized notional financing spread is an approximation of establishing notional exposure to the S&P 500 Index through the futures contracts. The 4% per annum return decrement is further subtracted from the return of the Underlying Reference Index regardless of the actual dividends paid by the constituent securities of the S&P 500. The transaction cost is meant to reflect the bid/ask cost incurred daily in adjusting the Underlying Reference Index's notional exposure to the S&P 500 futures. These costs will reduce the performance of the Underlying Reference Index and may offset, in whole or in part, positive returns of the S&P 500 futures while increasing the impact of negative returns. As a result, even during periods when the S&P 500 futures generate little or no return, the value of the Underlying Reference Index is expected to decline as these costs are deducted on an ongoing basis.
Autocallable Index Methodology
The Autocallable Index is designed to reflect the performance of a theoretical portfolio of synthetic Autocallables (the “Autocallables” which have the Metaurus US Large Cap VolPathSM Index as the reference underlying asset). The Autocallables in the theoretical portfolio follow predetermined terms including a five-year maturity period from issue date, a six-month non-call period from the issue date, and coupon payments every month. Each autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and certain principal and coupon barrier percentages. The Autocallable Index provider’s pricing model determines the present value of these synthetic securities accounting for prevailing market conditions and contemplates the reinvestment of cash flows.
The underlying Index Portfolio will be employing a roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. The Index is calculated daily and is denominated in U.S. Dollars with the Index Base Value set at 100.
The Index is composed of a theoretical portfolio of autocallable securities with the following characteristics:

Specification	Autocallable Index
Underlying Reference Index	Metaurus US Large Cap VolPathSM Index
Maturity Date	5 years from the Issue Date
Non-Call Period	6 months from the Issue Date
Coupon Dates	Monthly from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	50%
Coupon Barrier Percentage	50%